                      NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                          AMERICAN FORERUNNER SERIES

                        Supplement dated June 28, 2001
                                      to
                         Prospectus dated June 1, 2001

This Supplement describes changes to the prospectus describing the American Forerunner Series variable annuity contracts (the "Contracts") issued by New England Life Insurance Company. You should retain this Supplement with your Contract prospectus for future reference.

The following information, beginning on page 2 of this Supplement, replaces in its entirety the section entitled "Examples" on pages A-15 through A-23 of the prospectus.





VA-238-01

EXAMPLES

  The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples (i) are based on the actual charges and expenses for the Variable Account and for each Eligible Fund for the fiscal year ended December 31, 2000, as stated in the Fee Table(1); (ii) assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown (these waivers and reimbursements, however, may be terminated at any time); and (iii) assume that the Contract Owner has selected the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Guaranteed Minimum Income Benefit Rider. Examples do not reflect the Earnings Preservation Benefit Rider.

  EXAMPLE 1. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the Standard Class;

  . the underlying portfolio earns a 5% annual return; and

  . you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.

    STANDARD CLASS                             1 YEAR  3 YEARS 5 YEARS 10 YEARS
    --------------                             ------  ------- ------- --------
    State Street Research Money Market........  $96.33 $135.24 $175.31 $299.66
    State Street Research Bond Income.........   96.93  137.04  178.31  305.60
    Salomon Brothers Strategic Bond
     Opportunities............................   99.03  143.33  188.74  326.06
    Salomon Brothers U.S. Government..........   98.23  140.94  184.78  318.31
    Balanced..................................   99.23  143.91  189.70  327.95
    Alger Equity Growth.......................   99.13  143.62  189.22  327.01
    Davis Venture Value.......................   99.13  143.62  189.22  327.01
    Harris Oakmark Mid Cap Value..............  100.23  146.90  194.64  337.54
    Loomis Sayles Small Cap...................  100.83  148.68  197.57  343.21
    MFS Investors Trust.......................  100.23  146.90  194.64  337.54
    MFS Research Managers.....................  100.23  146.90  194.64  337.54
    Westpeak Growth and Income................   98.53  141.83  186.25  321.21
    Lehman Brothers Aggregate Bond Index*.....   95.93  134.04  173.31  295.69
    Janus Growth*.............................  101.72  151.33  201.94  351.65
    Janus Mid Cap*............................   99.23  143.91  189.70  327.95
    MetLife Mid Cap Stock Index*..............   96.73  136.44  177.31  303.63
    MetLife Stock Index*......................   95.02  131.33  168.80  286.69
    Neuberger Berman Partners Mid Cap Value*..  101.13  149.57  199.04  346.06
    Putnam Large Cap Growth...................  101.23  149.86  199.52  346.98
    Franklin Templeton Small Cap Growth*......  102.72  154.28  206.79  360.94
    Morgan Stanley EAFE Index*................   99.23  143.91  189.70  327.95
    Putnam International Stock................  102.62  153.99  206.32  360.03
    Russell 2000 Index*.......................   97.73  139.44  182.30  313.46
    State Street Research Aurora Small Cap
     Value*...................................  101.72  151.33  201.94  351.65
    State Street Research Investment Trust*...   97.23  137.94  179.81  308.54
    Lord Abbett Bond Debenture*...............   99.23  143.91  189.70  327.95
    PIMCO Total Return*.......................   98.73  142.43  187.25  323.16
    MFS Mid-Cap Growth*.......................  100.23  146.90  194.64  337.54
    MFS Research International*...............  102.22  152.81  204.37  356.30
    PIMCO Innovation*.........................  103.22  155.76  209.22  365.56
    American Funds Growth*....................   98.53  141.83  186.25  321.21
    American Funds Growth-Income*.............   98.23  140.94  184.78  318.31
    American Funds Global Small
     Capitalization*..........................  103.32  156.06  209.70  366.47

  EXAMPLE 2. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the Standard Class;

  . the underlying portfolio earns a 5% annual return; and

  . you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).

                                                           3              10
    STANDARD CLASS                                1 YEAR YEARS  5 YEARS  YEARS
    --------------                                ------ -----  -------  -----
    State Street Research Money Market........... $26.33 $81.24 $139.31 $299.66
    State Street Research Bond Income............  26.93  83.04  142.31  305.60
    Salomon Brothers Strategic Bond
     Opportunities...............................  29.03  89.33  152.74  326.06
    Salomon Brothers U.S. Government.............  28.23  86.94  148.78  318.31
    Balanced.....................................  29.23  89.91  153.70  327.95
    Alger Equity Growth..........................  29.13  89.62  153.22  327.01
    Davis Venture Value..........................  29.13  89.62  153.22  327.01
    Harris Oakmark Mid Cap Value.................  30.23  92.90  158.64  337.54
    Loomis Sayles Small Cap......................  30.83  94.68  161.57  343.21
    MFS Investors Trust..........................  30.23  92.90  158.64  337.54
    MFS Research Managers........................  30.23  92.90  158.64  337.54
    Westpeak Growth and Income...................  28.53  87.83  150.25  321.21
    Lehman Brothers Aggregate Bond Index*........  25.93  80.04  137.31  295.69
    Janus Growth*................................  31.72  97.33  165.94  351.65
    Janus Mid Cap*...............................  29.23  89.91  153.70  327.95
    MetLife Mid Cap Stock Index*.................  26.73  82.44  141.31  303.63
    MetLife Stock Index*.........................  25.02  77.33  132.80  286.69
    Neuberger Berman Partners Mid Cap Value*.....  31.13  95.57  163.04  346.06
    Putnam Large Cap Growth......................  31.23  95.86  163.52  346.98
    Franklin Templeton Small Cap Growth*.........  32.72 100.28  170.79  360.94
    Morgan Stanley EAFE Index*...................  29.23  89.91  153.70  327.95
    Putnam International Stock...................  32.62  99.99  170.32  360.03
    Russell 2000 Index*..........................  27.73  85.44  146.30  313.46
    State Street Research Aurora Small Cap
     Value*......................................  31.72  97.33  165.94  351.65
    State Street Research Investment Trust*......  27.23  83.94  143.81  308.54
    Lord Abbett Bond Debenture*..................  29.23  89.91  153.70  327.95
    PIMCO Total Return*..........................  28.73  88.43  151.25  323.16
    MFS Mid-Cap Growth*..........................  30.23  92.90  158.64  337.54
    MFS Research International*..................  32.22  98.81  168.37  356.30
    PIMCO Innovation*............................  33.22 101.76  173.22  365.56
    American Funds Growth*.......................  28.53  87.83  150.25  321.21
    American Funds Growth-Income*................  28.23  86.94  148.78  318.31
    American Funds Global Small Capitalization*..  33.32 102.06  173.70  366.47

  EXAMPLE 3. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the Bonus Class;

  . the underlying portfolio earns a 5% annual return; and

  . you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.

    BONUS CLASS                                1 YEAR  3 YEARS 5 YEARS 10 YEARS
    -----------                                ------  ------- ------- --------
    State Street Research Money Market........ $120.87 $166.91 $216.14 $345.32
    State Street Research Bond Income.........  121.50  168.77  219.20  351.27
    Salomon Brothers Strategic Bond
     Opportunities............................  123.67  175.22  229.83  371.74
    Salomon Brothers U.S. Government..........  122.85  172.77  225.80  364.01
    Balanced..................................  123.88  175.84  230.84  373.67
    Alger Equity Growth.......................  123.78  175.54  230.34  372.69
    Davis Venture Value.......................  123.78  175.54  230.34  372.69
    Harris Oakmark Mid Cap Value..............  124.92  178.91  235.87  383.25
    Loomis Sayles Small Cap...................  125.54  180.74  238.87  388.92
    MFS Investors Trust.......................  124.92  178.91  235.87  383.25
    MFS Research Managers.....................  124.92  178.91  235.87  383.25
    Westpeak Growth and Income................  123.16  173.70  227.33  366.93
    Lehman Brothers Aggregate Bond Index*.....  120.46  165.68  214.10  341.35
    Janus Growth*.............................  126.47  183.47  243.34  397.38
    Janus Mid Cap*............................  123.88  175.84  230.84  373.67
    MetLife Mid Cap Stock Index*..............  121.29  168.15  218.18  349.29
    MetLife Stock Index*......................  119.52  162.88  209.47  332.31
    Neuberger Berman Partners Mid Cap Value*..  125.85  181.65  240.36  391.76
    Putnam Large Cap Growth...................  125.95  181.96  240.86  392.70
    Franklin Templeton Small Cap Growth*......  127.50  186.52  248.31  406.70
    Morgan Stanley EAFE Index*................  123.88  175.84  230.84  373.67
    Putnam International Stock................  127.40  186.21  247.80  405.77
    Russell 2000 Index*.......................  122.33  171.23  223.27  359.13
    State Street Research Aurora Small Cap
     Value*...................................  126.47  183.47  243.34  397.38
    State Street Research Investment Trust*...  121.81  169.70  220.73  354.22
    Lord Abbett Bond Debenture*...............  123.88  175.84  230.84  373.67
    PIMCO Total Return*.......................  123.36  174.31  228.33  368.85
    MFS Mid-Cap Growth*.......................  124.92  178.91  235.87  383.25
    MFS Research International*...............  126.98  184.99  245.83  402.05
    PIMCO Innovation*.........................  128.01  188.02  250.76  411.30
    American Funds Growth*....................  123.16  173.70  227.33  366.93
    American Funds Growth-Income*.............  122.85  172.77  225.80  364.01
    American Funds Global Small
     Capitalization*..........................  128.12  188.33  251.26  412.23

  EXAMPLE 4. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the Bonus Class;

  . the underlying portfolio earns a 5% annual return; and

  . you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).

                                                           3
    BONUS CLASS                                   1 YEAR YEARS  5 YEARS 10 YEARS
    -----------                                   ------ -----  ------- --------
    State Street Research Money Market..........  $30.87 $94.91 $162.14 $345.32
    State Street Research Bond Income...........   31.50  96.77  165.20  351.27
    Salomon Brothers Strategic Bond
     Opportunities..............................   33.67 103.22  175.83  371.74
    Salomon Brothers U.S. Government............   32.85 100.77  171.80  364.01
    Balanced....................................   33.88 103.84  176.84  373.67
    Alger Equity Growth.........................   33.78 103.54  176.34  372.69
    Davis Venture Value.........................   33.78 103.54  176.34  372.69
    Harris Oakmark Mid Cap Value................   34.92 106.91  181.87  383.25
    Loomis Sayles Small Cap.....................   35.54 108.74  184.87  388.92
    MFS Investors Trust.........................   34.92 106.91  181.87  383.25
    MFS Research Managers.......................   34.92 106.91  181.87  383.25
    Westpeak Growth and Income..................   33.16 101.70  173.33  366.93
    Lehman Brothers Aggregate Bond Index*.......   30.46  93.68  160.10  341.35
    Janus Growth*...............................   36.47 111.47  189.34  397.38
    Janus Mid Cap*..............................   33.88 103.84  176.84  373.67
    MetLife Mid Cap Stock Index*................   31.29  96.15  164.18  349.29
    MetLife Stock Index*........................   29.52  90.88  155.47  332.31
    Neuberger Berman Partners Mid Cap Value*....   35.85 109.65  186.36  391.76
    Putnam Large Cap Growth.....................   35.95 109.96  186.86  392.70
    Franklin Templeton Small Cap Growth*........   37.50 114.52  194.31  406.70
    Morgan Stanley EAFE Index*..................   33.88 103.84  176.84  373.67
    Putnam International Stock..................   37.40 114.21  193.80  405.77
    Russell 2000 Index*.........................   32.33  99.23  169.27  359.13
    State Street Research Aurora Small Cap
     Value*.....................................   36.47 111.47  189.34  397.38
    State Street Research Investment Trust*.....   31.81  97.70  166.73  354.22
    Lord Abbett Bond Debenture*.................   33.88 103.84  176.84  373.67
    PIMCO Total Return*.........................   33.36 102.31  174.33  368.85
    MFS Mid-Cap Growth*.........................   34.92 106.91  181.87  383.25
    MFS Research International*.................   36.98 112.99  191.83  402.05
    PIMCO Innovation*...........................   38.01 116.02  196.76  411.30
    American Funds Growth*......................   33.16 101.70  173.33  366.93
    American Funds Growth-Income*...............   32.85 100.77  171.80  364.01
    American Funds Global Small Capitalization*.   38.12 116.33  197.26  412.23

  EXAMPLE 5. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the C Class;

  . the underlying portfolio earns a 5% annual return; and

  . you surrender your Contract, do not surrender your Contract, elect to annuitize, or do not elect to annuitize (no withdrawal charges apply to the C Class).

    C CLASS                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
    -------                                     ------ ------- ------- --------
    State Street Research Money Market......... $29.83 $91.71  $156.67 $333.74
    State Street Research Bond Income..........  30.43  93.48   159.60  339.42
    Salomon Brothers Strategic Bond
     Opportunities.............................  32.52  99.69   169.82  359.08
    Salomon Brothers U.S. Government...........  31.72  97.33   165.94  351.65
    Balanced...................................  32.72 100.28   170.79  360.94
    Alger Equity Growth........................  32.62  99.99   170.32  360.03
    Davis Venture Value........................  32.62  99.99   170.32  360.03
    Harris Oakmark Mid Cap Value...............  33.72 103.23   175.62  370.13
    Loomis Sayles Small Cap....................  34.31 104.99   178.51  375.60
    MFS Investors Trust........................  33.72 103.23   175.62  370.13
    MFS Research Managers......................  33.72 103.23   175.62  370.13
    Westpeak Growth and Income.................  32.02  98.22   167.40  354.45
    Lehman Brothers Aggregate Bond Index*......  29.43  90.51   154.70  329.91
    Janus Growth*..............................  35.21 107.63   182.82  383.75
    Janus Mid Cap*.............................  32.72 100.28   170.79  360.94
    MetLife Mid Cap Stock Index*...............  30.23  92.90   158.64  337.54
    MetLife Stock Index*.......................  28.53  87.83   150.25  321.21
    Neuberger Berman Partners Mid Cap Value*...  34.61 105.87   179.95  378.33
    Putnam Large Cap Growth....................  34.71 106.16   180.42  379.21
    Franklin Templeton Small Cap Growth*.......  36.20 110.54   187.58  392.68
    Morgan Stanley EAFE Index*.................  32.72 100.28   170.79  360.94
    Putnam International Stock.................  36.10 110.25   187.09  391.78
    Russell 2000 Index*........................  31.23  95.86   163.52  346.98
    State Street Research Aurora Small Cap
     Value*....................................  35.21 107.63   182.82  383.75
    State Street Research Investment Trust*....  30.73  94.38   161.08  342.27
    Lord Abbett Bond Debenture*................  32.72 100.28   170.79  360.94
    PIMCO Total Return*........................  32.22  98.81   168.37  356.30
    MFS Mid-Cap Growth*........................  33.72 103.23   175.62  370.13
    MFS Research International*................  35.70 109.08   185.19  388.20
    PIMCO Innovation*..........................  36.69 112.00   189.95  397.11
    American Funds Growth*.....................  32.02  98.22   167.40  354.45
    American Funds Growth-Income*..............  31.72  97.33   165.95  351.66
    American Funds Global Small
     Capitalization*...........................  36.79 112.28   190.41  397.97

  EXAMPLE 6. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the L Class;

  . the underlying portfolio earns a 5% annual return; and

  . you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.

                                                                           10
    L CLASS                                       1 YEAR 3 YEARS 5 YEARS  YEARS
    -------                                       ------ ------- -------  -----
    State Street Research Money Market..........  $98.83 $142.73 $151.75 $324.13
    State Street Research Bond Income...........   99.43  144.51  154.70  329.91
    Salomon Brothers Strategic Bond
     Opportunities..............................  101.53  150.75  164.98  349.78
    Salomon Brothers U.S. Government............  100.73  148.38  161.08  342.27
    Balanced....................................  101.72  151.33  165.95  351.66
    Alger Equity Growth.........................  101.62  151.04  165.46  350.72
    Davis Venture Value.........................  101.62  151.04  165.46  350.72
    Harris Oakmark Mid Cap Value................  102.72  154.28  170.79  360.94
    Loomis Sayles Small Cap.....................  103.32  156.06  173.70  366.47
    MFS Investors Trust.........................  102.72  154.28  170.79  360.94
    MFS Research Managers.......................  102.72  154.28  170.79  360.94
    Westpeak Growth and Income..................  101.03  149.27  162.54  345.09
    Lehman Brothers Aggregate Bond Index*.......   98.43  141.53  149.77  320.26
    Janus Growth*...............................  104.21  158.69  178.02  374.69
    Janus Mid Cap*..............................  101.72  151.33  165.95  351.66
    MetLife Mid Cap Stock Index*................   99.23  143.91  153.70  327.95
    MetLife Stock Index*........................   97.53  138.84  145.30  311.50
    Neuberger Berman Partners Mid Cap Value*....  103.62  156.93  175.14  369.22
    Putnam Large Cap Growth.....................  103.72  157.23  175.62  370.13
    Franklin Templeton Small Cap Growth*........  105.21  161.63  182.82  383.75
    Morgan Stanley EAFE Index*..................  101.72  151.33  165.95  351.66
    Putnam International Stock..................  105.11  161.33  182.33  382.82
    Russell 2000 Index*.........................  100.23  146.90  158.64  337.54
    State Street Research Aurora Small Cap
     Value*.....................................  104.21  158.69  178.02  374.69
    State Street Research Investment Trust*.....   99.73  145.41  156.18  332.77
    Lord Abbett Bond Debenture*.................  101.72  151.33  165.95  351.66
    PIMCO Total Return*.........................  101.23  149.86  163.52  346.98
    MFS Mid-Cap Growth*.........................  102.72  154.28  170.79  360.94
    MFS Research International*.................  104.71  160.16  180.42  379.21
    PIMCO Innovation*...........................  105.70  163.08  185.19  388.20
    American Funds Growth*......................  101.03  149.27  162.54  345.09
    American Funds Growth-Income*...............  100.73  148.38  161.08  342.27
    American Funds Global Small Capitalization*.  105.80  163.37  185.66  389.09

  EXAMPLE 7. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the L Class;

  . the underlying portfolio earns a 5% annual return; and

  . you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).

    L CLASS                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
    -------                                     ------ ------- ------- --------
    State Street Research Money Market......... $28.83 $88.73  $151.75 $324.13
    State Street Research Bond Income..........  29.43  90.51   154.70  329.91
    Salomon Brothers Strategic Bond
     Opportunities.............................  31.53  96.75   164.98  349.78
    Salomon Brothers U.S. Government...........  30.73  94.38   161.08  342.27
    Balanced...................................  31.72  97.33   165.95  351.66
    Alger Equity Growth........................  31.62  97.04   165.46  350.72
    Davis Venture Value........................  31.62  97.04   165.46  350.72
    Harris Oakmark Mid Cap Value...............  32.72 100.28   170.79  360.94
    Loomis Sayles Small Cap....................  33.32 102.06   173.70  366.47
    MFS Investors Trust........................  32.72 100.28   170.79  360.94
    MFS Research Managers......................  32.72 100.28   170.79  360.94
    Westpeak Growth and Income.................  31.03  95.27   162.54  345.09
    Lehman Brothers Aggregate Bond Index*......  28.43  87.53   149.77  320.26
    Janus Growth*..............................  34.21 104.69   178.02  374.69
    Janus Mid Cap*.............................  31.72  97.33   165.95  351.66
    MetLife Mid Cap Stock Index*...............  29.23  89.91   153.70  327.95
    MetLife Stock Index*.......................  27.53  84.84   145.30  311.50
    Neuberger Berman Partners Mid Cap Value*...  33.62 102.93   175.14  369.22
    Putnam Large Cap Growth....................  33.72 103.23   175.62  370.13
    Franklin Templeton Small Cap Growth*.......  35.21 107.63   182.82  383.75
    Morgan Stanley EAFE Index*.................  31.72  97.33   165.95  351.66
    Putnam International Stock.................  35.11 107.33   182.33  382.82
    Russell 2000 Index*........................  30.23  92.90   158.64  337.54
    State Street Research Aurora Small Cap
     Value*....................................  34.21 104.69   178.02  374.69
    State Street Research Investment Trust*....  29.73  91.41   156.18  332.77
    Lord Abbett Bond Debenture*................  31.72  97.33   165.95  351.66
    PIMCO Total Return*........................  31.23  95.86   163.52  346.98
    MFS Mid-Cap Growth*........................  32.72 100.28   170.79  360.94
    MFS Research International*................  34.71 106.16   180.42  379.21
    PIMCO Innovation*..........................  35.70 109.08   185.19  388.20
    American Funds Growth*.....................  31.03  95.27   162.54  345.09
    American Funds Growth-Income*..............  30.73  94.38   161.08  342.27
    American Funds Global Small
     Capitalization*...........................  35.80 109.37   185.66  389.09

  EXAMPLE 8. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the P Class;

  . the underlying portfolio earns a 5% annual return; and

  . you fully surrender your Contract or elect to annuitize under a period certain option for a specified period of less than 15 years, with applicable withdrawal charges deducted.

                                                                          10
    P CLASS                                     1 YEAR  3 YEARS 5 YEARS  YEARS
    -------                                     ------  ------- -------  -----
    State Street Research Money Market......... $105.33 $150.24 $188.31 $289.70
    State Street Research Bond Income..........  105.93  152.04  191.31  295.69
    Salomon Brothers Strategic Bond
     Opportunities.............................  108.03  158.34  201.78  316.36
    Salomon Brothers U.S. Government...........  107.23  155.94  197.81  308.54
    Balanced...................................  108.23  158.94  202.78  318.31
    Alger Equity Growth........................  108.13  158.64  202.28  317.35
    Davis Venture Value........................  108.13  158.64  202.28  317.35
    Harris Oakmark Mid Cap Value...............  109.23  161.91  207.70  327.95
    Loomis Sayles Small Cap....................  109.83  163.71  210.67  333.74
    MFS Investors Trust........................  109.23  161.91  207.70  327.95
    MFS Research Managers......................  109.23  161.91  207.70  327.95
    Westpeak Growth and Income.................  107.53  156.84  199.30  311.50
    Lehman Brothers Aggregate Bond Index*......  104.92  149.03  186.30  285.69
    Janus Growth*..............................  110.73  166.38  215.08  342.27
    Janus Mid Cap*.............................  108.23  158.94  202.78  318.31
    MetLife Mid Cap Stock Index*...............  105.73  151.44  190.31  293.69
    MetLife Stock Index*.......................  104.02  146.31  181.75  276.58
    Neuberger Berman Partners Mid Cap Value*...  110.13  164.60  212.14  336.58
    Putnam Large Cap Growth....................  110.23  164.90  212.64  337.54
    Franklin Templeton Small Cap Growth*.......  111.72  169.33  219.95  351.66
    Morgan Stanley EAFE Index*.................  108.23  158.94  202.78  318.31
    Putnam International Stock.................  111.62  169.04  219.46  350.72
    Russell 2000 Index*........................  106.73  154.44  195.31  303.63
    State Street Research Aurora Small Cap
     Value*....................................  110.73  166.38  215.08  342.27
    State Street Research Investment Trust*....  106.23  152.94  192.81  298.67
    Lord Abbett Bond Debenture*................  108.23  158.94  202.78  318.31
    PIMCO Total Return*........................  107.73  157.44  200.30  313.46
    MFS Mid-Cap Growth*........................  109.23  161.91  207.70  327.95
    MFS Research International*................  111.23  167.86  217.52  346.98
    PIMCO Innovation*..........................  112.22  170.81  222.37  356.30
    American Funds Growth*.....................  107.53  156.84  199.30  311.50
    American Funds Growth-Income*..............  107.23  155.94  197.81  308.54
    American Funds Global Small
     Capitalization*...........................  112.32  171.11  222.87  357.24

  EXAMPLE 9. This example shows the dollar amount of expenses that you would bear directly or indirectly on a $1,000 purchase payment assuming:

  . you select the P Class;

  . the underlying portfolio earns a 5% annual return; and

  . you do not surrender your Contract or elect to annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted(2)).

    P CLASS                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
    -------                                     ------ ------- ------- --------
    State Street Research Money Market......... $25.33 $78.24  $134.31 $289.70
    State Street Research Bond Income..........  25.93  80.04   137.31  295.69
    Salomon Brothers Strategic Bond
     Opportunities.............................  28.03  86.34   147.78  316.36
    Salomon Brothers U.S. Government...........  27.23  83.94   143.81  308.54
    Balanced...................................  28.23  86.94   148.78  318.31
    Alger Equity Growth........................  28.13  86.64   148.28  317.35
    Davis Venture Value........................  28.13  86.64   148.28  317.35
    Harris Oakmark Mid Cap Value...............  29.23  89.91   153.70  327.95
    Loomis Sayles Small Cap....................  29.83  91.71   156.67  333.74
    MFS Investors Trust........................  29.23  89.91   153.70  327.95
    MFS Research Managers......................  29.23  89.91   153.70  327.95
    Westpeak Growth and Income.................  27.53  84.84   145.30  311.50
    Lehman Brothers Aggregate Bond Index*......  24.92  77.03   132.30  285.69
    Janus Growth*..............................  30.73  94.38   161.08  342.27
    Janus Mid Cap*.............................  28.23  86.94   148.78  318.31
    MetLife Mid Cap Stock Index*...............  25.73  79.44   136.31  293.69
    MetLife Stock Index*.......................  24.02  74.31   127.75  276.58
    Neuberger Berman Partners Mid Cap Value*...  30.13  92.60   158.14  336.58
    Putnam Large Cap Growth....................  30.23  92.90   158.64  337.54
    Franklin Templeton Small Cap Growth*.......  31.72  97.33   165.95  351.66
    Morgan Stanley EAFE Index*.................  28.23  86.94   148.78  318.31
    Putnam International Stock.................  31.62  97.04   165.46  350.72
    Russell 2000 Index*........................  26.73  82.44   141.31  303.63
    State Street Research Aurora Small Cap
     Value*....................................  30.73  94.38   161.08  342.27
    State Street Research Investment Trust*....  26.23  80.94   138.81  298.67
    Lord Abbett Bond Debenture*................  28.23  86.94   148.78  318.31
    PIMCO Total Return*........................  27.73  85.44   146.30  313.46
    MFS Mid-Cap Growth*........................  29.23  89.91   153.70  327.95
    MFS Research International*................  31.23  95.86   163.52  346.98
    PIMCO Innovation*..........................  32.22  98.81   168.37  356.30
    American Funds Growth*.....................  27.53  84.84   145.30  311.50
    American Funds Growth-Income*..............  27.23  83.94   143.81  308.54
    American Funds Global Small
     Capitalization*...........................  32.32  99.11   168.87  357.24

  PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

--------
* Availability is subject to any necessary state insurance department approval.

NOTES:
(1) In these examples, the average Contract Administrative Fee of .07% has been used. (See (4), on p. A-10.)
(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
-------------------------------------------------------------------------------
Because the contracts were not offered for sale prior to June 1, 2001, condensed financial information is not available.